                                                   Filed Pursuant to Rule 485(a)
                                                       Registration No. 33-18030
                                                                    811-5371

--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
--------------------------------------------------------------------------------

                                   FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

              Pre-Effective Amendment No.  ____                        [ ]
              Post-Effective Amendment No.  6                          [X]
                                           ----

                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                                 Amendment No.  10
                                            -------

                            Russell Insurance Funds
                            -----------------------
               (Exact Name of Registrant as Specified in Charter
                    909 A Street, Tacoma, Washington 98402
                    --------------------------------------
                   (Address of Principal Executive Offices)
      Registrant's Telephone Number, including Area Code: (253) 627-7001
                                                          --------------

                               Karl J. Ege, Esq.
                            Russell Insurance Funds
                                 909 A Street
                           Tacoma, Washington  98402
                    (Name and Address of Agent for Service)

       Approximate date of commencement of proposed sale to the public:
 As soon as practical after the effective date of the Registration Statement.

Approximate Date of Proposed Public Offering:
     It is proposed that this filing will become effective (check appropriate box)
     (   )  immediately upon filing pursuant to paragraph (b)
     (   )  on (date) pursuant to paragraph (b)
     (   )  60 days after filing pursuant to paragraph (a)(1)
     (   )  on ( date) pursuant to paragraph (a)(1)
     (   )  75 days after filing pursuant to paragraph (a)(2)
     ([x])  on May 1, 1999 pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
     (   )  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          RUSSELL INSURANCE FUNDS

                               909 A Street,

                             Tacoma, WA 98402

                         Telephone (800) 787-7354

                       In Washington (253) 627-7001

(ART)

PROSPECTUS DATED MAY 1, 1999

                          Multi-Style Equity Fund

                          Aggressive Equity Fund

                               Non-U.S. Fund

                        Real Estate Securities Fund

                              Core Bond Fund

  As with all mutual funds, the Securities and Exchange Commission doesn't guarantee that the information in this Prospectus is accurate or complete, nor has it approved or disapproved of these securities. It is a criminal offense to state otherwise.

                             TABLE OF CONTENTS

Risk/Return Summary.........................................................   3
  --Investment Objectives and Principal Investment Strategies...............   3
  --Principal Risks.........................................................   8
  --Performance.............................................................  10
  --Fees and Expenses.......................................................  11
Summary Comparison of the Funds.............................................  13
The Purpose of RIF..........................................................  13
Frank Russell Company--Consultant to RIF....................................  13
Multi-Style, Multi-Manager Diversification..................................  14
Management of the Funds.....................................................  14
The Money Managers..........................................................  16
Portfolio Turnover..........................................................  16
Dividends and Distributions.................................................  16
Taxes.......................................................................  17
How Net Asset Value Is Determined...........................................  18
Purchase of Fund Shares.....................................................  18
Redemption of Fund Shares...................................................  19
Financial Highlights........................................................  20
Money Manager Information...................................................  24

                           RISK/RETURN SUMMARY

         Investment Objective and Principal Investment Strategies

Multi-Style Equity Fund

  Investment Objective -- To provide income and capital growth by investing principally in equity securities.

  Principal Investment Strategies -- The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

  The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct, but complementary, investment styles. The Fund expects to use three principal investment styles:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer, and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

  Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

  The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets.

Aggressive Equity Fund

  Investment Objective -- To provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities.

  Principal Investment Strategies -- The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies. These companies are predominately US-based, although the Fund may invest in non-US firms from time to time.

  The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

  The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct, but complementary, investment styles. The Fund expects to use three principal investment styles:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer, and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

  The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets.

  Up to 15% of a Fund's investments may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Non-U.S. Fund

  Investment Objective -- To provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

  Principal Investment Strategies -- The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the United States and in depository receipts, which represent ownership of securities of non-US companies.

  The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

  The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

  The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct, but complementary, investment styles. The Fund expects to use three principal investment styles:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer, and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

  The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets.

  Up to 15% of the Fund's investments may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Real Estate Securities Fund

  Investment Objective -- To generate a high level of total return through above average current income, while maintaining the potential for capital appreciation.

  Principal Investment Strategies -- The Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

  The Fund invests primarily in securities of companies that own and/or manage properties, known as real estate investment trusts (REITs). REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

  The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct, but complementary, investment styles.

  When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

  The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

  Up to 15% of the Fund's investments may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Core Bond Fund

  Investment Objective -- To maximize total return, through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities.

  Principal Investment Strategies -- The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government or, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time the Fund may invest in municipal debt obligations.

  The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality.

  The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

  The Fund invests in securities of issuers in a variety of sectors of the fixed income market. The Fund's money managers identify sectors of the fixed income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

  The Fund employs multiple money managers, each with complementary expertise in the fixed income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts, and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

  The Fund may enter into interest rate futures contracts, options on such futures contracts, and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy.

                             Principal Risks

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates, and you could lose money. The following table describes principal types of risks that the Funds are subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and investment practices employed.

    Risk Associated                                                                    Relevant
         With:                                  Description                              Fund
    ---------------                             -----------                            --------
Multi-manager approach   The interplay of the various strategies employed by a      All Funds
                         Fund's multiple money managers may result in the Fund's
                         holding a concentration of certain types of securities.
                         This concentration may be beneficial or detrimental to
                         the Fund's performance depending upon the performance of
                         those securities and the overall economic environment.

Equity securities        The value of equity securities will rise and fall in       Multi-Style
                         response to the activities of the company that issued the  Equity
                         stock, general market conditions, and/or economic          Aggressive
                         conditions.                                                Equity
                                                                                    Non-U.S.
                                                                                    Real Estate
                                                                                    Securities

 . Value Stocks           Investments in value stocks are subject to risks that (i)  Multi-Style
                         their intrinsic values may never be realized by the        Equity
                         market or (ii) such stock may turn out not to have been    Aggressive
                         undervalued.                                               Equity
                                                                                    Non-U.S.

 . Growth Stocks          Growth company stocks may provide minimal dividends that   Multi-Style
                         can cushion stock prices in a market decline. The value    Equity
                         of growth company stocks may rise and fall dramatically    Aggressive
                         based, in part, on investors' perceptions of the company   Equity
                         rather than on fundamental analysis of the stocks.         Non-U.S.

 . Market-Oriented        Market-oriented investments are generally subject to the   Multi-Style
  Investments            risks that are associated with growth and value stocks.    Equity
                                                                                    Aggressive
                                                                                    Equity
                                                                                    Non-U.S.

 . Securities of small    Investments in smaller companies may involve greater       Aggressive
  capitalization         risks because these companies generally have a limited     Equity
  companies              track record. Smaller companies often have narrower        Real Estate
                         markets and more limited managerial and financial          Securities
                         resources than larger, more established companies. As a
                         result, their performance can be more volatile which
                         could increase the volatility of a Fund's portfolio.

Fixed-income securities  Prices of fixed income securities rise and fall in         Core Bond
                         response to interest rate changes. Generally, when
                         interest rates rise, prices of fixed income securities
                         fall. The longer the duration of the security, the more
                         sensitive the security is to this risk. There is also a
                         risk that one or more of the securities will be
                         downgraded in credit rating or go into default. Lower-
                         rated bonds generally have higher credit risks.

 . Non-investment grade   Although lower rated debt securities generally offer a     Core Bond
  fixed-income           higher yield than higher rated debt securities, they
  securities             involve higher risks. They are especially subject to:
                         . adverse changes in general economic conditions and in
                           the industries in which their issuers are engaged,
                         . changes in the financial condition of their issuers,
                           and
                         . price fluctuations in response to changes in interest
                           rates.

                         As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default.

    Risk Associated                                                                     Relevant
         With:                                   Description                              Fund
    ---------------                              -----------                            --------
International securities  The Funds' returns and net asset value may be              Non-U.S.
                          significantly affected by political or economic            Core Bond
                          conditions and regulatory requirements in a particular
                          country. Foreign markets, economies and political systems
                          may be less stable than US markets, and changes in
                          exchange rates of foreign currencies can affect the value
                          of a Fund's foreign assets. Foreign laws and accounting
                          standards typically are not as strict as they are in the
                          US and there may be less public information available
                          about foreign companies. A Fund's foreign debt securities
                          are typically obligations of sovereign governments. These
                          securities are particularly subject to a risk of default
                          from political instability.

 . Instruments of US and   Non-US corporations and banks issuing dollar denominated   Core Bond
  foreign banks and       instruments in the US are not necessarily subject to the
  branches, and foreign   same regulatory requirements that apply to US
  corporations including  corporations and banks, such as accounting, auditing and
  Yankee Bonds            recordkeeping standards, the public availability of
                          information and, for banks, reserve requirements, loan
                          limitations, and examinations. This increases the
                          possibility that a non-US corporation or bank may become
                          insolvent or otherwise unable to fulfill its obligations
                          on these instruments.

Derivatives (e.g.         If a Fund incorrectly forecasts interest rates in using    Core Bond
futures contracts,        derivatives, the Fund could lose money. Price movements
options on futures,       of a futures contract, option or structured note may not
interest rate swaps,      be identical to price movements of portfolio securities
structured notes)         or a securities index resulting in the risk that, when a
                          Fund buys a futures contract or option as a hedge, the
                          hedge may not be completely effective.

Real estate securities    Just as real estate values go up and down, companies       Real Estate
                          involved in the industry, and in which a Fund invests,     Securities
                          also fluctuate. Such a Fund is subject to the risks
                          associated with direct ownership of real estate.
                          Additional risks include declines in the value of real
                          estate, changes in general and local economic conditions,
                          increases in property taxes and changes in tax laws and
                          interest rates. The value of securities of companies that
                          service the real estate industry may also be affected by
                          such risks.

 . REITs                   REITs may be affected by changes in the value of the       Real Estate
                          underlying properties owned by the REITs and by the        Securities
                          quality of any credit extended. Moreover, the underlying
                          portfolios of REITs may not be diversified, and therefore
                          are subject to the risk of financing a single or a
                          limited number of projects. REITs are also dependent upon
                          management skills and are subject to heavy cash flow
                          dependency, defaults by borrowers, self-liquidation and
                          the possibility of failing either to qualify for tax-free
                          pass through of income under federal tax laws or to
                          maintain their exemption from certain Federal securities
                          laws.

Municipal Obligations     Municipal obligations are affected by economic, business   Core Bond
                          or political developments. These securities may be
                          subject to provisions of litigation, bankruptcy and other
                          laws affecting the rights and remedies of creditors, or
                          may become subject to future laws extending the time for
                          payment of principal and/or interest, or limiting the
                          rights of municipalities to levy taxes.

Exposing Liquidity        By exposing its liquidity reserves to the equity market,   Multi-Style
Reserves to Equity        a Fund's performance tends to correlate more closely to    Equity
Markets                   the performance of the market as a whole. Although this    Aggressive
                          increases a Fund's performance if equity markets rise, it  Equity
                          reduces a Fund's performance if equity markets decline.    Non-U.S.
                                                                                     Real Estate
                                                                                     Securities

Year 2000                 The Funds' operations depend on the smooth functioning of  All Funds their service providers' computer systems. The Funds and
                          their shareholders could be adversely affected if those
                          computer systems do not properly process and calculate
                          date-related information on or after January 1, 2000.
                          Many computer software systems in use today cannot
                          distinguish between the year 2000 and the year 1900.
                          Although year 2000-related computer problems could have a
                          negative effect on the Funds and their shareholders, the
                          Funds' service providers have advised the Funds that they
                          are working to avoid such problems. Because it is the
                          obligation of those service providers to ensure the
                          proper functioning of their computer systems, the Funds
                          do not expect to incur any material expense in connection
                          with year 2000 preparations.

  An investment in any of the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  Performance

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund varies from year to year. No shares of Real Estate Securities Fund were issued during the period shown.

  Past performance is no indication of future results.

   [bar chart may include returns for more than one fund, subject to general requirement that the info presented appear in a clear and understandable manner]

                  [All Funds--include life of the Fund]

                         TO BE FILED BY AMENDMENT

  The total return for each Fund as of the most recent quarter ended March 31, 1999 was: Multistrategy Bond Fund-- %, Aggressive Equity Fund-- %, Non-U.S. Fund-- %, and Core Bond Fund-- %.

  During the period shown in the bar charts, each Fund had the following highest and lowest quarterly return: TO BE FILED BY AMENDMENT


                                                              Best      Worst
                                                            Quarter    Quarter
  ------------------------------------------------------------------------------
    Multi-Style Equity....................................  % ( Q/9 )  % ( Q/9 )
  ------------------------------------------------------------------------------
    Aggressive Equity.....................................  % ( Q/9 )  % ( Q/9 )
  ------------------------------------------------------------------------------
    Non-U.S. .............................................  % ( Q/9 )  % ( Q/9 )
  ------------------------------------------------------------------------------
    Core Bond.............................................  % ( Q/9 )  % ( Q/9 )

  The following table further illustrates the risks of investing in the Funds by showing how each Fund's average annual returns for the periods shown compare with the returns of certain indexes that measure broad market performance. No shares of Real Estate Securities Fund were issued during the period shown.

Average annual total returns*

for the periods ended December 31, 1998

                                                                       Since
                                                              1 Year Inception*
                                                              ------ ----------
   Multi-Style Equity Fund..................................  28.71%   28.73%
     Russell 1000(R) Index..................................  27.02%   29.91%

   Aggressive Equity Fund...................................   1.02%   16.87%
     Russell 2500(TM) Index.................................   0.38%   11.73%

   Non-U.S. Fund............................................  12.96%    6.47%
     Salomon Smith Barney Broad Market Index (BMI) World ex-
      US....................................................  17.24%    9.68%

   Core Bond Fund...........................................   7.38%    8.58%
     Lehman Brothers Aggregate Bond Index...................   8.69%    9.17%

---------------------

* For the period January 2, 1997 (commencement of sales) to December 31, 1997 for each of the Funds.

30-Day Yield

for the period ended December 31, 1998

   Core Bond Fund......................................................... 5.33%

  To obtain current 30-day yield information, please call 1-800-787-7354.

                            Fees and Expenses

  This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Transaction Fees

(% of transaction amount)

                                         Maximum Sales
                          Maximum Sales  Charge (Load)
                              Charge      Imposed on      Maximum
                          (Load) Imposed  Reinvested   Deferred Sales Redemption Exchange
                           on Purchases    Dividends   Charge (Load)     Fees      Fees
                          -------------- ------------- -------------- ---------- --------
Multi-Style Equity......       None          None           None         None      None
Aggressive Equity.......       None          None           None         None      None
Non-U.S.................       None          None           None         None      None
Core Bond...............       None          None           None         None      None
Real Estate Securities..       None          None           None         None      None

Annual Operating Expenses

(% of net assets)

                                                                   Total Annual
                          Management Distribution                 Fund Operating
                             Fee*    (12b-1) Fees Other Expenses*    Expenses
                          ---------- ------------ --------------- --------------
Multi-Style Equity
 Fund...................    0.78%        None          0.83%          1.61%
Aggressive Equity Fund..    0.95%        None          1.27%          2.22%
Non-U.S. Fund...........    0.95%        None          2.70%          3.65%
Real Estate Securities
 Fund...................      . %        None            . %              %
Core Bond Fund..........    0.60%        None          1.70%          2.30%

---------------------

* Multi-Style Equity Fund -- Frank Russell Investment Company's (FRIC's) advisor, Frank Russell Investment Management Company (FRIMCo) has voluntarily agreed to waive a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.92% of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.92% of average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Taking the fee waivers into account, the actual gross annual total operating expenses were 0.92% of the average net assets of the Multi-Style Fund.

  Aggressive Equity Fund -- FRIMCo has voluntarily agreed to waive a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.25% of average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Taking the fee waivers into account, the actual gross annual total operating expenses were 1.25% of the average net assets of the Aggressive Equity Fund.

  Non-U.S. Fund -- FRIMCo has voluntarily agreed to waive a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.30% of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.30% of average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Taking the fee waivers into account, the actual gross annual total operating expenses were 1.30% of the average net assets of the Non-U.S. Fund.

  Real Estate Securities Fund -- FRIMCo has voluntarily agreed to waive a portion of its % management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed % of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed % of average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Operating expenses are based on average net assets expected to be invested during the year ending December 31, 1999. During the course of this period, expenses may be more or less than the amount shown. Taking the fee waivers into account, the gross annual total operating expenses are expected to be
   % of the average net assets of the Real Estate Securities Fund.

  Core Bond Fund -- FRIMCo has voluntarily agreed to waive a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.80% of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.80% of average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Taking the fee waivers into account, the actual gross annual total operating expenses were 0.80% of the average net assets of the Core Bond Fund.

Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year and that operating expenses remain the same. The figures shown would be the same whether you sold your shares at the end of a period or kept them.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
   Multi-Style Equity Fund......................
   Aggressive Equity Fund.......................
   Non-U.S. Fund................................
   Real Estate Securities Fund..................                  --      --
   Core Bond Fund...............................

                     SUMMARY COMPARISON OF THE FUNDS

                             Anticipated   Maximum
                               Equity       Debt
             Fund            Investments Investments              Focus
             ----            ----------- -----------              -----
   Multi-Style Equity
    Fund...................    65-100%       35%     Income and capital growth
   Aggressive Equity Fund..    65-100%       35%     Maximum total return
   Non-U.S. Fund...........    65-100%       35%     Total return
   Real Estate Securities
    Fund...................    65-100%       35%     Total return
   Core Bond Fund..........         0%      100%     Income and capital appreciation

                            THE PURPOSE OF RIF

  Russell Insurance Funds (RIF) has been organized to provide the investment base for one or more variable insurance products (Policies) to be issued by one or more insurance companies (each referred to herein as an "Insurance Company"). Additionally Insurance Companies may invest their own general account assets in RIF. Each Insurance Company holds the interests of each Policy owner in a separate account (Separate Account). Accordingly, the interest of a Policy owner in RIF's shares is subject to the terms of the Policy described in the accompanying prospectus for the Policy, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of Fund shares and any distributions on such shares, and the benefits provided under the Policy. The rights of an Insurance Company as a shareholder of a Fund should be distinguished from the rights of a Policy owner which are described in the Policies. As long as shares of the Funds are sold only to the Insurance Company, the term "shareholder" or "shareholders" in this Prospectus shall refer to an Insurance Company owning shares of RIF.

                          FRANK RUSSELL COMPANY

                            CONSULTANT TO RIF

  Frank Russell Company (Russell), founded in 1936, has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and Frank Russell Investment Management Company (FRIMCo), the Funds' advisor, with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

                         MANAGEMENT OF THE FUNDS

  The Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style multi-manager" investment approach in mutual funds and manages over $14 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Frank Russell Company. Russell and its affiliates have offices around the world--in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

  FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

  FRIMCo's officers and employees who oversee the money managers are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since
    June 1989.

  . Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since
    January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Core Bond Fund.

  . Randal C. Burge, who has been a Portfolio Manager of FRIMCo since June
    1995. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Core Bond Fund.

  . Jean E. Carter, who has been a Portfolio Manager of FRIMCo since April
    1994. Ms. Carter, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Non-U.S. Fund.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January
    1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Non-U.S. Fund.

  . James M. Imhof, Manager of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Russell. Mr. Jornlin has primary responsibility for management of the Real Estate Securities Fund.

  . C. Nola Kulig, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1994 to 1995, Ms. Kulig was a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Kulig was Senior Research Analyst with Russell. Ms. Kulig, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Multi-Style Equity and Aggressive Equity Funds.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since
    January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Multi-Style Equity and Aggressive Equity Funds.

  The annual rate of advisory fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets:
Multi-Style Equity Fund, 0.78%; Aggressive Equity Fund, 0.95%; Non-U.S. Fund, 0.95%; Real Estate Securities Fund, 0.85%; and Core Bond Fund, 0.60%. The fees of the Funds may be higher than the fees charged by some mutual funds with similar objectives that use only a single money manager.

                            THE MONEY MANAGERS

  Each Fund allocates its assets among the money managers listed under "Money Manager Profiles" in this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission

(SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination a money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within the Fund's investment objectives, restrictions and policies, and the more specific strategies developed by FRIMCo. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo, nor Russell evaluate the investment merits of the money managers' individual security selections.

                            PORTFOLIO TURNOVER

  The portfolio turnover rates for certain Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another
Fund) is purchasing the same security. Also, when a Fund replaces a money manager the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                       DIVIDENDS AND DISTRIBUTIONS

Income Dividends

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed--all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income according to the following schedule:

 Declared                   Payable                             Funds
 --------                   -------                             -----
Quarterly..  Mid: April, July, October and December Multi-Style Equity,
                                                    Aggressive Equity, Core Bond
                                                    and Real Estate Securities
                                                    Funds

Annually...  Mid-February                           Non-U.S. Fund

Capital Gains Distributions

  The Board intends that distributions will be declared annually, generally in mid-February from capital gains realized through December 31 (excess of capital gains over capital losses). In addition, in order to satisfy certain distribution requirements, a Fund may declare special year-end dividend and capital gains distributions. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on December 31 of the prior year.

Buying a Dividend

  If you purchase shares just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends.

Automatic Reinvestment

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds' transfer agent, FRIMCo, at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

                                  TAXES

  Fund shares are offered only to Separate Accounts of Insurance Companies (which are Insurance Company Separate Accounts that fund the Policies). For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding "Federal Tax Considerations" included in the prospectus for the Policies.

  Each Fund intends to comply with the diversification requirements imposed by
Section 817(h) of the Internal Revenue Code of 1986, as amended (Code) and the regulations thereunder. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund's assets as assets of the related separate account, these limitations also apply to the Fund's assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, nor more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. A government security includes any security issued or guaranteed or insured by the United States or an instrumentality of the United States. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Insurance Company and holders of Policies, other than as described in the prospectus for the Policies.

  The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information and Policy prospectus for a more detailed discussion. You are urged to consult with your tax adviser.

                    HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

  The net asset value per share is calculated for each Fund on each business day on which shares are offered or redemption orders are tendered. For all Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. All Funds determine net asset value as of the close of the NYSE (currently 4:00 p.m. Eastern time).

Valuation of Portfolio Securities

  Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold shares in a Fund, such as the Non-U.S. Fund, that holds portfolio securities that are listed primarily on foreign exchanges, the net asset value of the Fund's shares may change on a day when you will not be able to purchase or redeem Fund shares. This is because the value of those portfolio securities may change on weekends or other days when the Fund does not price its shares.

                         PURCHASE OF FUND SHARES

  Insurance Companies place orders for their Separate Accounts based on, among other things, the amount of premium payments to be invested pursuant to Policies. Insurance Companies may also place orders for their general accounts. Individuals may not place orders directly with RIF. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates.

  Orders to purchase and redeem Fund shares are based on premiums and transaction requests received by each Insurance Company on a given business day. Each Insurance Company then submits purchase and redemption orders in accordance with procedures established by the Insurance Company. All orders will be effected at the net asset value of the applicable Fund determined on the business day the order is received if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 8:00 a.m., Pacific time. Federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve
Bank) in the net amount of such orders shall be received by RIF on such next business day in accordance with applicable requirements by 11:00 a.m., Pacific time. It is each Insurance Company's responsibility to properly transmit purchase orders and Federal funds in accordance with applicable requirements. Policy owners should refer to the prospectus for their Policy and Separate Account in this regard.

                        REDEMPTION OF FUND SHARES

  Fund shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with the Fund. Redemption requests for Separate Accounts based on premiums and transaction requests received by the Insurance Company will be effected at the net asset value of the applicable Fund determined on such business day if RIF receives the requests in proper form and in accordance with applicable requirements. It is each Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy owners should consult their Insurance Company in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Fund's then-current net asset value. The Funds do not impose charges for share redemption.

  RIF ordinarily will make payment for all shares redeemed within seven days after RIF receives a redemption request in proper form.

  Should any conflict between variable annuity Policy owners and variable life insurance Policy owners arise which would require that a substantial amount of net assets be withdrawn from a Fund, orderly Fund management could be disrupted to the potential detriment of affected Policy owners.

                           FINANCIAL HIGHLIGHTS

  The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if a Fund has not been in operation for 5 years, since the beginning of operations for that Fund). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much your investment in the Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. No shares of Real Estate Securities Fund were issued during the period shown.

Multi-Style Equity Fund:

                                                                   1998  1997+
                                                                   ---- -------
Net Asset Value, Beginning of Year................................ $    $ 10.00
                                                                   ---- -------
Income from Investment Operations:
 Net investment income (loss).....................................          .09
 Net realized and unrealized gain (loss) on investments...........         2.75
                                                                   ---- -------
   Total Income From Investment Operations........................         2.84
                                                                   ---- -------
Less Distributions:
 Net investment income............................................         (.06)
 In excess of net investment income...............................          --
 Net realized gain on investments.................................          --
 In excess of net realized gain on investments....................          --
                                                                   ---- -------
   Total Distributions............................................         (.06)
                                                                   ---- -------
Net Asset Value, End of Year...................................... $    $ 12.78
                                                                   ==== =======
Total Return (%)(a)...............................................        28.53
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average net assets (b)...............          .92
 Operating expenses, gross, to average net assets (b).............         1.61
 Net investment income (loss) to average net assets (b)...........          .76
 Portfolio turnover (b)...........................................        64.95
 Net assets, end of year ($000 omitted)...........................      $23,639

---------------------

 + For the period January 2, 1997 (commencement of operations) to December 31,
   1997.

(a) The total return for the period is not annualized.

(b) The ratios for the period January 2, 1997 (commencement of operations) to December 31, 1997, are annualized.

Aggressive Equity Fund:

                                                                   1998  1997+
                                                                   ---- -------
Net Asset Value, Beginning of Year................................ $    $ 10.00
                                                                   ---- -------
Income from Investment Operations:
 Net investment income (loss).....................................          .04
 Net realized and unrealized gain (loss) on investments...........         3.45
                                                                   ---- -------
   Total Income From Investment Operations........................         3.49
                                                                   ---- -------
Less Distributions:
 Net investment income............................................         (.04)
 In excess of net investment income...............................          --
 Net realized gain on investments.................................          --
 In excess of net realized gain on investments....................          --
                                                                   ---- -------
   Total Distributions............................................         (.04)
                                                                   ---- -------
Net Asset Value, End of Year...................................... $    $ 13.45
                                                                   ==== =======
Total Return (%)(a)...............................................        35.07
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average net assets (b)...............         1.25
 Operating expenses, gross, to average net assets (b).............         2.22
 Net investment income (loss) to average net assets (b)...........          .39
 Portfolio turnover (b)...........................................        91.56
 Net assets, end of year ($000 omitted)...........................      $15,372

---------------------

 + For the period January 2, 1997 (commencement of operations) to December 31,
   1997.

(a) The total return for the period is not annualized.

(b) The ratios for the period January 2, 1997 (commencement of operations) to December 31, 1997, are annualized.

Non-U.S. Fund:

                                                                    1998 1997+
                                                                    ---- ------
Net Asset Value, Beginning of Year................................. $    $10.00
                                                                    ---  ------
Income from Investment Operations:
 Net investment income (loss)......................................         .09
 Net realized and unrealized gain (loss) on investments............        (.06)
                                                                    ---  ------
   Total Income From Investment Operations.........................         .03
                                                                    ---  ------
Less Distributions:
 Net investment income.............................................
 In excess of net investment income................................         --
 Net realized gain on investments..................................         --
 In excess of net realized gain on investments.....................         --
                                                                    ---  ------
   Total Distributions.............................................
                                                                    ---  ------
Net Asset Value, End of Year....................................... $    $10.03
                                                                    ===  ======
Total Return (%)(a)................................................         .30
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average net assets (b)................        1.30
 Operating expenses, gross, to average net assets (b)..............        3.60
 Net investment income (loss) to average net assets (b)............         .98
 Portfolio turnover (b)............................................       68.54
 Net assets, end of year ($000 omitted)............................      $6,876

---------------------

 + For the period January 2, 1997 (commencement of operations) to December 31,
   1997.

(a) The total return for the period is not annualized.

(b) The ratios for the period January 2, 1997 (commencement of operations) to December 31, 1997, are annualized.

Core Bond Fund:

                                                                    1998 1997+
                                                                    ---- ------
Net Asset Value, Beginning of Year................................. $    $10.00
                                                                    ---- ------
Income from Investment Operations:
 Net investment income (loss)......................................         .64
 Net realized and unrealized gain (loss) on investments............         .30
                                                                    ---- ------
   Total Income From Investment Operations.........................         .94
                                                                    ---- ------
Less Distributions:
 Net investment income.............................................        (.49)
 In excess of net investment income................................         --
 Net realized gain on investments..................................         --
 In excess of net realized gain on investments.....................         --
                                                                    ---- ------
   Total Distributions.............................................        (.49)
                                                                    ---- ------
Net Asset Value, End of Year....................................... $    $10.45
                                                                    ==== ======
Total Return (%)(a)................................................        9.73
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average net assets (b)................         .80
 Operating expenses, gross, to average net assets (b)..............        2.20
 Net investment income (loss) to average net assets (b)............        6.38
 Portfolio turnover (b)............................................       53.86
 Net assets, end of year ($000 omitted)............................      $8,523

---------------------

 + For the period January 2, 1997 (commencement of operations) to December 31,
   1997.

(a) The total return for the period is not annualized.

(b) The ratios for the period January 2, 1997 (commencement of operations) to December 31, 1997, are annualized.

                        MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in RIF, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.

Multi-Style Equity Fund

  Alliance Capital Management L.P., US Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322.

  Equinox Capital Management Inc., 590 Madison Ave, 41st Floor, New York, NY 10022.

  Westpeak Investment Advisors, LP, 1011 Walnut Street, Suite 400, Boulder, CO 80302.

Aggressive Equity Fund

  Rothschild Asset Management, Inc., 1251 Avenue of the Americas, 51st Floor, New York, NY 10020.

  Westpeak Investment Advisors, LP, see Multi-Style Equity Fund.

Non-U.S. Fund

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

  Oechsle International Advisors, One International Place, 23rd Floor, Boston, MA 02110.

  The Boston Company Asset Management, Inc., One Boston Place, 14th Floor, Boston, MA 02108-4402.

Real Estate Securities Fund

  Cohen & Steers Capital Management, 757 Third Avenue, New York, NY 10017.

  AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02100-2803.


Core Bond Fund

  Pacific Investment Management Company, 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02110.

  In considering investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Fund shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

  For more information about the Funds, the following documents are available without charge:

  Annual/Semiannual Reports: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

  Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds.

  The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

  Frank Russell Investment Company

  909 A Street

  Tacoma, WA 98402

  Telephone: 1-800-787-7354

  You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Internet website at http://www.sec.gov.

RUSSELL INSURANCE FUNDS:

 Multi-Style Equity Fund

 Aggressive Equity Fund

 Non-U.S. Fund

 Real Estate Securities Fund

 Core Bond Fund

 Sec File No. 811-5371

                            RUSSELL INSURANCE FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                            TELEPHONE (800) 972-0700
                          IN WASHINGTON (253) 627-7001


                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1999


Russell Insurance Funds ("RIF") is a single legal entity organized as a business trust under the laws of the Commonwealth of Massachusetts. RIF operates five investment portfolios, each referred to as a "Fund":

As of the date of this Statement of Additional Information, RIF is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the Fund's name.


FUND                           FUND INCEPTION DATE  PROSPECTUS DATE
-----------------------------  -------------------  ---------------
Multi-Style Equity Fund        January 2, 1997      May 1, 1999
Aggressive Equity Fund         January 2, 1997      May 1, 1999
Non-U.S. Fund                  January 2, 1997      May 1, 1999
Real Estate Securities Fund                ---      May 1, 1999
Core Bond Fund                 January 2, 1997      May 1, 1999


The Funds had aggregate net assets of $______________ on April 1, 1999.

The Funds serve as the investment base for a variety of insurance products (the "Policies") to be issued by one or more insurance companies (each referred to herein as an "Insurance Company").

This Statement of Additional Information supplements or describes in greater detail information concerning RIF and the Funds contained in the Prospectus of the Funds dated May 1, 1999. This Statement is not a Prospectus; the Statement should be read in conjunction with the Funds' Prospectus. Prospectuses may be obtained without charge by telephoning or writing RIF at the number or address shown above. You should retain this Statement of Additional Information for future reference.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

This statement incorporates by reference the Investment Company's Annual Reports to shareholders for the year ended December 31, 1998. Copies of the Funds' Annual Report accompany this statement.

      CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE
                               DEFINED IN THE
                       GLOSSARY, WHICH BEGINS ON PAGE __

                               TABLE OF CONTENTS
                               -----------------

                                                                           Page
                                                                           ----

STRUCTURE AND GOVERNANCE .............................................
  Organization and Business History ..................................
  Shareholder Meetings ...............................................
  Controlling Shareholders ...........................................
  Trustees and Officers ..............................................

OPERATION OF INVESTMENT COMPANY ......................................
  Service Providers ..................................................
  Consultant .........................................................
  Manager ............................................................
  Money Managers .....................................................
  Distributor ........................................................
  Custodian and Portfolio Accountant .................................
  Transfer and Dividend Disbursing Agent .............................
  Independent Accountants ............................................
  Fund Expenses ......................................................
  Valuation of Fund Shares ...........................................
  Valuation of Portfolio Securities ..................................
  Portfolio Transaction Policies .....................................
  Portfolio Turnover Rate ............................................
  Brokerage Allocations ..............................................
  Brokerage Commissions ..............................................
  Yield and Total Return Quotations ..................................

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS ............
  Investment Restrictions ............................................
  Investment Policies ................................................
  Certain Investments ................................................

TAXES ................................................................

MONEY MANAGER INFORMATION.............................................

RATINGS OF DEBT INSTRUMENTS ..........................................

FINANCIAL STATEMENTS .................................................

GLOSSARY.......................................................................

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIF was originally organized as a Maryland corporation, and on July 11, 1996, was reorganized as a Massachusetts business trust.

RIF is currently organized and operates under a Master Trust Agreement dated July 11, 1996, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIF as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of RIF or the Fund, respectively.

RIF is authorized to issue shares of beneficial interest, and may divide the shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that a shareholder may be required to redeem shares in a Fund under circumstances set forth in the Master Trust Agreement.

Under the Master Trust Agreement, RIF's Funds are authorized to issue shares of beneficial interest in one or more classes. The Funds do not presently offer shares in multiple classes, although they may do so in the future.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIF shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Under the terms of a second exemptive order received by RIF from the SEC, shares of a Fund may be sold to separate accounts of more than one Insurance Company to fund variable life and variable annuity Policies. RIF's Board of Trustees will monitor events in order to identify and material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.

Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. RIF will not have an annual meeting of shareholders, but special meetings may be held. Special meetings may be convened by (i) the Board of Trustees, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding shares by giving notice of the special meeting to shareholders. On any matter which affects only a particular Fund, only shares of that Fund are entitled to vote. There are no cumulative voting rights.

In connection with an exemptive order which RIF received from the SEC, it has committed to a "pass-through" voting procedure which will generally require an Insurance Company to cast votes at RIF meetings as directed by Policyholders, and to case votes for which it has not received voting instructions from Policyholders in the same proportion as those for which instructions have been received. Policyholders should review their prospectus for their Policies to determine their rights and responsibilities, and to ascertain when the Insurance Company may disregard voting instructions.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIF, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of RIF's shares outstanding. Insurance companies that are shareholders of RIF pass through any proxies to be voted to holders of their insurance policies. Under these circumstances, no one person, entity or shareholder "controls" RIF.

The following shareholders owned 5% or more of the voting shares of RIF or of the Funds at March 31,

1999:
[TO BE ADDED BY AMENDMENT]
MULTI-STYLE EQUITY:



AGGRESSIVE EQUITY:


Non U.S.:

Core Bond:

At ____________________, 1999 the following shareholders could be deemed by the 1940 Act to "control" the indicated Fund because such shareholder owns more than 25% of the voting shares of the indicated Fund:
[TO BE FILED BY AMENDMENT]

The Trustees and officers of RIF as a group own less than 1% of any Fund.


TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operations of RIF, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo"), the Funds' advisor, Frank Russell Company and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of RIF shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by FRIMCo or its affiliates, are responsible for the day-to-day management and administration of RIF's operations. RIF paid in aggregate $______________ for the year ended December 31, 1998 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. RIF's officers and employees are paid by FRIMCo or its affiliates.

The following list contains the Trustees and officers and their positions with RIF, their present and principal occupations during the past five years, and the mailing addresses of Trustees who are not affiliated with RIF. The mailing address for all Trustees and officers affiliated with RIF is Russell
Insurance
Funds, 909 A Street, Tacoma, WA 98402.

An asterisk (*) indicates that the Trustee or officer is an "interested person" of RIF as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

*George F. Russell, Jr. -- Born 07/03/32 -- From December 1998 to Present Trustee Emeritus and Chairman of the Board. Trustee Emeritus and Chairman of the Board, Frank Russell Investment Company; Director, Chairman of the Board and Chief Executive Officer, Russell Building Management Company, Inc.; Director and Chairman of the Board, Frank Russell Company, Frank Russell Securities, Inc.; Frank Russell Trust Company, Frank Russell Investments (Delaware), Inc.; Director, Frank Russell Investment Management Company; Director, Chairman of the Board and President, Russell 20/20 Association. From August 1996 to December 1998, Trustee of RIF. From 1984 to December 1998, Trustee of Frank Russell Investment Company.

*Lynn L. Anderson -- Born 04/22/39 -- Trustee, President and Chief Executive Officer since 1997. Trustee, President and Chief Executive Officer, Frank Russell Investment Company; Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc.; Trustee, Chairman of the Board and President, SSgA Funds (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman of the Board, Frank Russell Investment Company PLC; Director Frank Russell Investments (Ireland) Limited, Frank Russell Investments (Cayman) Ltd. and Frank Russell Investments (UK) Ltd.; November 1995 to June 1993, Director, Frank Russell Company; March 1997 to December 1998, Director, Frank Russell Company; June 1993 to November 1995, Director, Frank Russell Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).

Paul E. Anderson -- Born 10/15/31 -- Trustee since August, 1996. 23 Forest
Glen Lane, Tacoma, Washington 98409. Trustee, Frank Russell Investment Company. 1996 to Present, President, Forest Limited Partnership; 1984 to 1996, President, Vancouver Door Company, Inc.

Paul Anton, Ph.D. -- Born 12/01/19 -- Trustee since August, 1996. PO Box 212, Gig Harbor, Washington 98335. Trustee, Frank Russell Investment Company. President, Paul Anton and Associates (Marketing Consultant on emerging international markets for small corporations). 1991-1994, Adjunct Professor, International Marketing, University of Washington, Tacoma, Washington.

William E. Baxter -- Born 06/08/25 -- Trustee since August, 1996. 800 North C Street, Tacoma, Washington 98403. Trustee, Frank Russell Investment Company. Retired.

Lee C. Gingrich -- Born 10/06/30 -- Trustee since August, 1996. 1730 North Jackson, Tacoma, Washington 98406. Trustee, Frank Russell Investment Company. President, Gingrich Enterprises, Inc. (Business and Property Management).

Eleanor W. Palmer -- Born 05/05/26 --Trustee since August, 1996. 2025 Narrows View Circle #232-D, P.O. Box 1057, Gig Harbor, WA 98335. Trustee, Frank Russell Investment Company and Director, Frank Russell Trust Company.

*Mark E. Swanson -- Born 11/25/63 -- Treasurer and Chief Accounting Officer since 1998, Treasurer and Chief Accounting Officer, Frank Russell Investment Company, Interim Director, Finance and Operations, Frank Russell Trust Company; Senior Vice President and Assistant Fund Treasurer, SSgA Funds (investment company); Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds, November 1995 to July 1998, Assistant Secretary, the SSgA Series Funds, February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.

*Randall P. Lert -- Born 10/03/53 -- Director of Investments since 1996. Director of Investments, Frank Russell Investment Company, Senior Investment Officer and Director of Investment Services, Frank Russell Trust Company; Director and Chief Investment Officer, Frank Russell Investment Management Company; Director and Chief Investment Officer, Russell Fund Distributors, Inc. Director-Futures Trading, Frank Russell Investments (Ireland) Limited and Frank Russell Investments (Cayman) Ltd.; Senior Vice President and Director of Portfolio Trading, Frank Russell Canada Limited/Limitee. April 1, 1990 to November 1995, Director of Investments of Frank Russell Investment Management Company.

*Karl J. Ege -- Born 10/08/41 -- Secretary and General Counsel since 1996. Secretary and General Counsel, Frank Russell Investment Company; Director, Secretary and General Counsel, Russell Fiduciary Services Co., Frank Russell Capital, Inc.; Secretary, General Counsel and Managing Director - Law and Government Affairs of Frank Russell Company; Secretary and General Counsel of Frank Russell Investment Management Company, Frank Russell Trust Company and Russell Fund Distributors, Inc.; Director and Secretary of Russell Building Management Company Inc., Russell MLC Management Co., Russell International Services Co., Inc. and Russell 20-20 Association; Director and Assistant Secretary of Frank Russell Company Limited (London) and Russell Systems Ltd.; Director, Frank Russell Investment Company LLC, Frank Russell Investments (Cayman) Ltd., Frank Russell Investment Company PLC, Frank Russell Investments (Ireland) Limited, Frank Russell Company, S.A., Frank Russell Japan Co. Ltd., Frank Russell Company (NZ) Limited, Russell Investment Nominee Co. PTY Ltd. and Frank Russell Investments (UK) Ltd.; From November 1995 to February 1997, Director and Secretary, Frank Russell Investments (Delaware), Inc.; July 1992 to June 1994, Director, President and Secretary of Frank Russell Shelf Corporation; April 1992 to December, 1998, Director, Frank Russell Company.


                          TRUSTEE COMPENSATION TABLE*

                                                                                                         Total Compensation from
                      Aggregate Compensation      Pension or Retirement     Estimated Annual Benefits   RIF and Fund Complex Paid
      Trustee              from RIF*            Benefits Accrued as part        Upon Retirement               to Trustees*
                                                       of RIF Expenses
 ----------------------------------------------------------------------------------------------------------------------------------
Lynn L. Anderson                                   $0                          $0                                  $0
-----------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson           $                       $0                          $0                                  $
-----------------------------------------------------------------------------------------------------------------------------------
Paul Anton, PhD.           $                       $0                          $0                                  $
-----------------------------------------------------------------------------------------------------------------------------------
William E. Baxter          $                       $0                          $0                                  $
-----------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich            $                       $0                          $0                                  $
-----------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer          $                       $0                          $0                                  $
-----------------------------------------------------------------------------------------------------------------------------------





  *  The Trustees receive $30,000 for service on the Frank Russell Investment
                                 Company Board.


                        OPERATION OF INVESTMENT COMPANY

SERVICE PROVIDERS. Most of RIF's necessary day-to-day operations are performed by separate business organizations under contract to RIF. The principal service providers are:

Consultant                                 Frank Russell Company

Manager, Transfer and Dividend             Frank Russell Investment Management
 Disbursing Agent                           Company

Money Managers                             Multiple professional discretionary
                                           investment management organizations

Custodian and Portfolio                    State Street Bank and Trust Company
 Accountant

Distributor                                Russell Fund Distributors, Inc.

CONSULTANT. Frank Russell Company, the corporate parent of FRIMCo, was responsible for organizing and reorganizing RIF and provides ongoing consulting services, described in the Prospectus, to RIF and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Limited (New Zealand) and Frank Russell Investments (Delaware), and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business as a member of the New York Stock Exchange. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investment (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel seconded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA
98402.

As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman of RIF, is the Chairman of the Board of Russell. FRIMCo is a wholly owned subsidiary of Russell.

Russell is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance corporation organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,200 agents associated with over 100 general agencies nationwide. Northwestern Mutual leads the U.S. in both individual life insurance sold annually and total individual life insurance in force.

MANAGER. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties, such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among the money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolios. (See, "Investment Policies-- -Liquidity Portfolios.") FRIMCo also acts as RIF's transfer agent and dividend disbursing agent. FRIMCo, as agent for RIF, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the management fee paid by the Funds to FRIMCo. The remainder of the management fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an annual management fee to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.

The following Funds paid FRIMCo the listed management fees before waivers and/or reimbursements, for the years ended December 31, 1997 and 1998:

12/31/98                                                    12/31/98  12/31/97
--------                                                    --------  --------

                                                      [To be filed by Amendment]


Multi-Style Equity
Aggressive Equity
Non-U.S.
Core Bond


FRIMCo has voluntarily agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has voluntarily agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. In 1997, the Funds also received a Custodian Fee Waiver from State Street Bank. This waiver was in effect through December 31, 1997.

The expense caps and waivers as of December 31, 1997 were as follows:

                                              EXPENSE CAP   MANAGEMENT   CUSTODIAN FEES  TOTAL EXPENSE
                                                            FEES WAIVED      WAIVED        REDUCTION
------------------------------------------------------------------------------------------------------

Multi-Style Equity                                 0.92%      $61,920        $ 70,798       $132,718
Aggressive Equity                                  1.25        34,172          84,542        118,714
Non-US                                             1.30        35,823         116,412        152,235
Core Bond                                          0.80        43,221          64,682        107,903

The expense caps and waivers as of December 31, 1998 were as follows:

                                         EXPENSE CAP   MANAGEMENT   TOTAL EXPENSE
                                                       FEES WAIVED    REDUCTION
-----------------------------------------------------------------------------------
Multi-Style Equity                            0.92%       $                $
Aggressive Equity                             1.25
Non-US                                        1.30
Core Bond                                     0.80


FRIMCo also provides, through its Russell Private Investment Division, investment advisory, consulting and money manager evaluation services to high net worth individuals and families.

FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. The money managers have no affiliations or relationships with RIF or FRIMCo, other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisers or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its management fees, FRIMCo, as agent for RIF, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the period ended December 31, 1998, management fees paid to the money managers were:

                                                                                 ANNUAL RATE
FUND                                   $ AMOUNT PAID                (AS A % OF AVERAGE DAILY NET ASSETS)
------------------------  ---------------------------------------  ---------------------------------------
Multi-Style Equity
Aggressive Equity
Non-U.S.
Core Bond

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after RIF has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.


DISTRIBUTOR. Russell Fund Distributors, Inc. serves as the distributor of RIF shares. The distributor receives no compensation from RIF for its services. The distributor is a wholly owned subsidiary of FRIMCo and its mailing address is:
909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for RIF. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

CUSTODY:

Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody -
(i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v.) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as the transfer agent for RIF. For this service, FRIMCo is paid a per account fee for transfer agency and dividend disbursing services provided to RIF. From this fee FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by RIF for certain out-of-pocket expenses, including postage, taxes, wires, stationery, and telephone. FRIMCo's mailing address is: 909 A Street, Tacoma, WA 98402.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of RIF. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted accounting practices and tax returns. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual management fee payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, fund accounting, tax accounting, dividend disbursement, state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering shares with regulatory bodies; deferred organizational expenses; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIF to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

FRIMCo may, from time to time, voluntarily agree to reimburse Fund expenses in excess of certain limits on an annualized basis. These limits may be changed or rescinded at any time to certain of the Funds (see the Prospectus for further detail).

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund on each business day in which shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for trading. Currently, the Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Net asset value per share is computed for each Fund by dividing the current value of the Fund's assets less liabilities by the number of shares of the Fund outstanding and rounding to the nearest cent.

The Non-U.S. Fund's portfolio securities actively trade on foreign exchanges, which may trade on Saturdays and on days that the Fund does not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with the Rule. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers.

The portfolio turnover rates for certain Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases, as the new money manager restructures the former money manager's portfolio.

The Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded.

The portfolio turnover rates for the last two years for each Fund were:

                                 YEAR ENDED              YEAR ENDED
                              DECEMBER 31, 1998     DECEMBER 31, 1997*
                              --------------------  ------------------
Multi-Style Equity                                        64.95
Aggressive Equity                                         91.56
Non-US                                                    68.54
Core Bond                                                 53.86

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions; on non-U.S. exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. RIF's agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of the Funds or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased from the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).


In addition, those agreements authorize FRIMCo and the money manager, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIF's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo arranges for the purchase and sale of RIF's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo may select brokers and dealers which provide it with research services and may cause RIF to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo to supplement its own research and analysis.

Frank Russell Securities, Inc., an affiliate of FRIMCo, refunds up to 70% of the commissions paid to the Funds effecting such transactions, after reimbursement for research services provided to FRIMCo. As to brokerage transactions effected by money managers on behalf of the Funds through Frank Russell Securities, Inc. at the request of FRIMCo, research services obtained from third party service providers at market rates are provided to the Funds by Frank Russell Securities, Inc. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. As to other brokerage transactions effected by the Funds through Frank Russell Securities, research services provided by Frank Russell Company and Russell Data Services are provided to the money managers. Such services include market performance indices, investment adviser performance information and market analysis. This arrangement is used by Multi-Style Equity, Aggressive Equity, Non-US and Real Estate Securities Funds.

BROKERAGE COMMISSIONS. The Board of Trustees reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or the money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the two years, the brokerage Commissions paid by the Funds were:

                               YEAR ENDED DECEMBER 31,
                              -------------------------
                              1998                 1997
                              ----                 ----
Multi-Style Equity*                               $36,614
Aggressive Equity*                                 39,991
Non-US*                                            22,186
                                                  -------

Total                                             $98,791
                                                  =======

*Commenced operations on January 2, 1997.

The Core Bond Fund normally does not pay a stated brokerage commission on transactions.

The principal reasons for changes in several Funds' brokerage commissions were
(1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

During the year ended December 31, 1998, none of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo.
The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealer from affiliated and non-affiliated money managers for the year ended December 31, 1998 from portfolio transactions effected for the Funds were as follows:

AFFILIATED BROKER/DEALER      COMMISSIONS    PERCENT OF TOTAL COMMISSIONS
------------------------      -----------    ----------------------------
Dresdner Bank AG              $                               %
Frank Russell Securities
J.P. Morgan Securities, Inc.
Kleinwort Benson North America
Total Affiliated Commissions

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the year ended 1998 for the Funds was _____%.

During the year ended December 31, 1998 the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of December 31, 1998 was as follows:

                                                                           BEAR                JEFFRIES &          MORGAN
FUND                                                                       STEARNS             COMPANY             STANLEY
---------------------------------------------------------------------------------------------------------------------------
Multi-Style Equity
Aggressive Equity
Core Bond

At December 31, 1998 the Funds did not have any holdings in the following top 10 broker-dealers:

-- Frank Russell Securities             -- Instinet Corp.                                      -- Merrill Lynch,
-- Bernstine & Sanford                  -- Investment Technology Group                             Pierce, Fenner & Smith
-- ESI Securities                       -- Lewco

YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission (the "SEC"). Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


      P(1+T)/n/ = ERV

Where:    P =    a hypothetical initial payment of $1,000;
          T =    average annual total return;
          N =    number of years; and
          ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five, or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for the Funds are reported in the Prospectus.

Yields are computed by using standardized methods of calculation required by the SEC. Yields for Funds are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

       YIELD = 2[(a-b+1)/6/ -1]
               ----------------
                      cd

Where:    a =    dividends and interest earned during the period
          b =    expenses accrued for the period (net of reimbursements)
          c =    average daily number of shares outstanding during the period that were entitled to receive dividends
          d =    the maximum offering price per share on the last day of the period

The yields for the Funds investing primarily in fixed-income instruments are reported in the Prospectus. Yield may fluctuate daily and does not provide a basis for determining future yields.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return.

Each Fund may compare its performance with various industry standards of performance, including the VARDS Report, Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.


           INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the Prospectus.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No Fund will:

1. Invest in any security if, as a result of such investment, less than 75% of its assets would be represented by cash; cash items; securities of the U.S. government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund.

2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities), but such concentration may occur incidentally as a result of changes in the market value of portfolio securities. This restriction does not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry.

3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

4.     Invest in companies for the purpose of exercising control or management.

5. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

6. Purchase or sell commodities or commodities contracts, or interests in oil, gas or other mineral exploration or development programs, except stock index and financial futures contracts.

7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

8. Purchase securities on margin or effect short sales (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

9. Engage in the business of underwriting securities issued by others or purchase securities.

10. RIF will not participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act, and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account.

11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; (ii) the entry into "repurchase agreements"; or (iii) the lending of portfolio securities in the manner generally described and in the Funds' Prospectus.

12. Purchase or sell options except to the extent permitted by the policies set forth in the sections "Certain Investments -- Options on Securities and Indices", "Certain Investments -- Foreign Currency Options", "Certain Investments -- Futures Contracts and Options on Future Contracts" and "Certain Investments -- Forward Foreign Currency Exchange Contracts" below.

13. RIF will not purchase the securities of other investment companies except to the extent permitted by the 1940 Act, and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act.

14. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" (as defined in the 1940 Act) of RIF, including the Funds' money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

15. Invest more than 5% of the current market value of its assets in warrants nor more than 2% of such value in warrants which are not listed on the New York or American Stock Exchanges; warrants attached to other securities are not subject to this limitation.

16. Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Fund, or one or more of the officers or directors of the money manager responsible for the investment, individually own beneficially more than l/2 of l% of the securities of such issuer and together own beneficially more than 5% of such securities. Compliance with this policy by the Fund's Trustees and officers is monitored by Fund officers.

INVESTMENT POLICIES.

FUND INVESTMENT SECURITIES
--------------------------
  The following table illustrates the investments that the Funds may invest in or are permitted to invest in:

                                                         MULTI-STYLE  AGGRESSIVE            REAL ESTATE  CORE
                        TYPE OF PORTFOLIO                  EQUITY       EQUITY    NON-U.S.  SECURITIES   BOND
                            SECURITY                        FUND         FUND       FUND       FUND      FUND
          ---------------------------------------------  -----------  ----------  --------  -----------  ----
          Common stocks................................       X           X          X           X
          Common stock equivalents
             (warrants)................................       X           X          X           X
          Common stock equivalents
             (options).................................       X           X          X           X
          Common stock equivalents
           (convertible debt
             securities)...............................       X           X          X           X
          Common stock equivalents
             (depository receipts).....................       X           X
          Preferred stocks.............................       X           X          X           X
          Equity derivative securities.................       X           X          X           X
          Debt securities (below
           investment grade or junk
             bonds)....................................                                                   X
          US government securities.....................       X           X          X           X        X
          Municipal obligations........................                                                   X
          Foreign securities...........................       X           X          X           X        X

OTHER INVESTMENT PRACTICES
--------------------------

  The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.

                                                            MULTI-STYLE  AGGRESSIVE            REAL ESTATE  CORE
                                                              EQUITY       EQUITY    NON-U.S.  SECURITIES   BOND
                          TYPE OF PRACTICE                     FUND         FUND       FUND       FUND      FUND
                          ----------------                  -----------  ----------  --------  -----------  ----
          Cash reserves...................................       X           X          X           X        X
          Repurchase agreements(1)........................                              X           X        X
          When-issued and forward
             commitment securities........................                              X           X        X
          Reverse repurchase
             agreements...................................                              X           X        X

          Lending portfolio securities,
           not to exceed 33/1//3% of
             total Fund assets............................       X           X          X           X        X
          Illiquid securities (limited to
           15% of a Fund's net
             assets)......................................       X           X          X           X        X
          Forward currency
             contracts(2).................................                              X                    X
          Write (sell) call and put
           options on securities,
           securities indexes and
             foreign currencies(3)........................       X           X          X           X        X
          Purchase options on securities,
           securities indexes, and
             currencies(3)................................       X           X          X           X        X
          Interest rate futures contracts,
           stock index futures
           contracts, foreign currency
           contracts and options on
             futures(4)...................................       X           X          X           X        X
          Liquidity portfolios............................       X           X          X           X

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Non-U.S. and Core Bond Funds each may not invest more than 33% of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


CASH RESERVES. Each Fund may invest its cash reserves in one or more
-------------
unaffiliated money market funds and in debt securities of comparable quality to a Fund's permitted investments. Such investments will not exceed 15% of the investing Fund's net assets.

LIQUIDITY PORTFOLIOS. A Fund at times has to sell portfolio securities in order
--------------------
to meet redemption requests. The selling of securities may effect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

The holding of significant amounts of cash is contrary to the investment objectives of each of the Funds. The more cash the Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks.

A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create an equity exposure for cash reserves through the use of options and futures contracts. This will enable the Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.

Liquidity Portfolios will be used for each of the Funds except the Core Bond
Fund.

CERTAIN INVESTMENTS.
-------------------

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with the
---------------------
seller--a bank or securities dealer--who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by the Fund have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in U.S. government securities whose credit worthiness is continually monitored and found satisfactory by the Funds' money managers.

REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase
-----------------------------
agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money managers to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

HIGH RISK BONDS. The Funds, other than the Core Bond Fund, do not invest assets
---------------
in securities rated less than BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade." The Funds, other than the Core Bond Fund, will dispose of securities which they have purchased which drop below these minimum ratings.

Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

RISK FACTORS. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities owned by the Fund defaults, the Core Bond Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish the Core Bond Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Core Bond Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the credit worthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of the Core Bond Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Core Bond Fund may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

ILLIQUID SECURITIES. The expenses of registration of restricted securities that
-------------------
are illiquid (excluding securities that may be resold by a Fund pursuant to Rule
144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

The guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

DELAYED DELIVERY TRANSACTIONS. A Fund may make contracts to purchase securities
-----------------------------
for a fixed price at a future date beyond customary settlement time ("forward commitments" or "when-issued" transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Fund may dispose of a commitment or when issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the Non-U.S. Fund may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to the Non-U.S. Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

LENDING PORTFOLIO SECURITIES.  Each Fund may lend portfolio securities with a
----------------------------
value of up to 33.33% of its total assets. Such loans may be terminated at any time. The Fund will receive either cash (and agree to pay a "rebate" interest rate), US government, or US government agency securities as collateral in any amount equal to at least 100% of the current market value of the current loaned securities plus accrued interest. The collateral is "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities.

Cash collateral is invested in high-quality short-term instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank, the Funds' custodian, for which it may receive an asset-based fee) and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest costs to the borrower of the securities and the remainder is then divided between the Fund and the Fund's custodian.

The Fund will retain most rights of beneficial ownership including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. RIF may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, the Fund must immediately pay the amount of the shortfall to the borrower.

OPTIONS AND FUTURES. The Funds may purchase and sell (write) both call and put
-------------------
options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that the Funds' Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

OPTIONS ON SECURITIES AND INDEXES. Each Fund, except as noted above, may
---------------------------------
purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

An option on a security (or securities index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value or the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price multiplied by the number of contracts multiplied by a multiplier, of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term, depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a short-term capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long- term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

FOREIGN CURRENCY OPTIONS. A Fund may purchase and write put and call options on
------------------------
foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-trade options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may use interest
--------------------------------------------------
rate, foreign currency or index futures contracts, as specified for the Fund in the Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series

As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS. A Fund will not
--------------------------------------------------------------
enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. government securities, or other highly liquid debt securities that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed a "commodity pool," the Funds are limited in their futures activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions which do not qualify under that hedging test, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of the Fund as determined under the CFTC Rules.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

RISKS ASSOCIATED WITH FUTURES AND OPTIONS ON FUTURES CONTRACTS. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and credit worthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS THEREON. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions: may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

HEDGING STRATEGIES. Stock index futures contracts may be used by the Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds, except the Core Bond Fund. As a result, such a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indices for which futures contracts have been purchased. Thus, each such Fund's cash reserves always will be fully exposed to equity market performance.

Financial futures contracts may be used by the Non-U.S. and Core Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

FOREIGN CURRENCY FUTURES CONTRACTS. The Funds are also permitted to enter into
----------------------------------
foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. When a Money Manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

RISK FACTORS. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions: may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Funds may engage in forward
----------------------------------------------
foreign currency exchange transactions to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency--for example, to exchange a certain amount of US dollars for a certain amount of Japanese yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

DEPOSITORY RECEIPTS. Each Fund may hold securities of foreign issuers in the
-------------------
form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investment in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities entered into a deposit agreement the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

INDEXED COMMERCIAL PAPER. Indexed commercial paper is U.S.-dollar denominated
------------------------
commercial paper the yield of which is linked to certain foreign exchange rate movements.

The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the U.S.-dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

US GOVERNMENT OBLIGATIONS. The types of US government obligations the Funds may
-------------------------
purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities are supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Funds may purchase US government obligations on a forward commitment basis.

VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose
-------------------------------------
terms provide for the automatic adjustment its interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day U.S. Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the security's market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed income obligations with a fixed interest rate.

ZERO COUPON SECURITIES. Zero coupon securities are notes, bonds and debentures
----------------------
that (i) do not pay current interest and are issued at a substantial discount from par value, (ii) have been stripped of their unmatured interest coupons and receipts or (iii) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The forms of mortgage-
--------------------------------------------------
related and other asset-backed securities the Funds may invest in include the securities described below:

     MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are
     --------------------------------
     securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned U.S.

     government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loans institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations
     -----------------------------------
     ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     ASSET-BACKED SECURITIES. Asset-backed securities represent undivided
     -----------------------
     fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     RISK FACTORS. Prepayment of principal on mortgage or asset-backed
     ------------
     securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

MUNICIPAL OBLIGATIONS. "Municipal obligations" are debt obligations issued by
---------------------
states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

     MUNICIPAL BONDS. Municipal bonds generally have maturities of more than one
     ---------------
     year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

          GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

          REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

          INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

     MUNICIPAL NOTES.  Municipal notes generally have maturities of one year or
     ---------------
     less when issued and are used to satisfy short-term capital needs. Municipal notes include:

          TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

          BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a longer term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

          REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

          CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

          PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury Securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

          TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

          TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

          TAX FREE PARTICIPATION CERTIFICATES - are tax free floating or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

          A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of Fund shares, or (3) to maintain the required quality of its investment portfolio.

          The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

The Funds will enter into put and stand-by commitments with institutions, such as banks and broker-dealers, that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of a Fund to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit a Fund from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax-Free Participation Certificates.")

INVESTMENT IN FOREIGN SECURITIES. The Funds may invest in foreign securities
--------------------------------
traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

FOREIGN GOVERNMENT SECURITIES. Foreign government securities which the Funds may
-----------------------------
invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

                                     TAXES

In order to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (exclusive of losses), or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

As noted in the Prospectus, each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. For information concerning the consequences of failure to meet the requirements of Section 817(h), see the prospectus for the variable contracts.

The Funds will not be subject to the 4% Federal excise tax imposed on RICs that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

From ____________, 199_ to ______________, 199_ the ________________ Fund
incurred net realized capital losses of $__________. As permitted by tax regulations, the _____________ Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1999. [TO BE FILED BY AMENDMENT]

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for variable contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the variable contracts and the holders thereof.

ISSUES RELATED TO HEDGING AND OPTION INVESTMENTS. The use of hedging instruments, such as options and futures contracts, involves specialized and complex rules that will determine the amount and character for income tax purposes of the income received in connection therewith by the Fund and thereby affect, among other things, the amount and proportion of distributions that will be taxable to shareholders as ordinary income or capital gain.

As described above and in the Prospectuses, the Funds may buy and sell foreign currencies and options on foreign currencies, and may enter into forward currency contracts and currency futures contracts. The Funds anticipate that these investment activities will not prevent the Funds from qualifying as a regulated investment company. As a general rule, gains or losses on the disposition of debt securities denominated in a foreign currency that are attributable to fluctuations in exchange rates between the date that the debt securities are acquired and the date of disposition, gains and losses from the disposition of foreign currencies, and gains and losses attributable to options on foreign currencies, forward currency contracts and currency futures contracts will be treated as ordinary income or loss.

Gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time a Fund actually collects such receivables, or pays such liabilities, are generally treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders, rather than increasing or decreasing the amount of the Fund's capital gains or losses.

The Funds may acquire forward currency contracts, currency futures contracts and options on foreign currencies to hedge their risk of currency fluctuations with regard to property held or to be held by the Funds, and before the close of the day on which the Funds enter into the contract or option, the Funds will, as a general rule, identify on their records that the contract or option was entered into as part of a hedging transaction. If the Funds were to invest in a forward currency contract, currency futures contract or option on a foreign currency and offsetting positions in such contracts or options, and if the two offsetting positions were characterized as a straddle (as opposed to a hedge) for federal income tax purposes, then the Funds might not be able to receive the benefit of certain realized losses from the liquidation of one of those positions for an indefinite period of time (i.e., until the gain position and any successor positions are disposed of). The Funds expect that their activities with respect to forward foreign currency contracts, currency futures contracts and options on foreign currencies will not require it, as a general rule, to have to treat such contracts or options as straddle positions for federal income tax purposes. Under current law, unless certain requirements are satisfied, the Funds, will be required to calculate separately certain gains and losses attributable to certain of their forward currency contracts, currency futures contracts and options on foreign currencies even if the Funds acquired the contract or option to hedge their risk of currency fluctuations with regard to capital assets held or to be held by the Funds. The Internal Revenue Service, however, has the authority to issue additional regulations that would permit or require the Funds either to integrate some or all of their forward currency contracts, currency futures contracts, options on foreign currencies and hedged investments as a single transaction or otherwise to treat the contracts or options in the manner that is consistent with the hedged investments. It is uncertain if or when these regulations will be issued.

To the extent that a Fund's forward contracts, currency futures contracts or options on foreign currencies can be classified as either regulated futures contracts or foreign currency contracts (as described in section 1256(b) of the Code) (collectively referred to herein as "section 1256 contracts"), such investments will be taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, the Funds may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, except for certain currency related activities (as described above) in which gain or loss is treated as ordinary income or loss, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and accordingly, the mark-to-market system generally will affect the amount of capital gains or losses taxable to the Funds and the amount of distributions taxable to a shareholder. If the Funds invested in both section 1256 contracts and offsetting positions with respect to such contracts, then the Funds might not be able to receive the benefit of certain realized losses for an indeterminate period of time (i.e., until disposition of the "gain leg" of the straddle and any successor position). The Funds expect that their activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause them or their shareholders to be treated as receiving a materially greater amount of ordinary income, capital gains, dividends, or distributions than actually realized or received by the Funds and
(b) will permit them to use substantially all of the losses of the Funds for the fiscal years in which such losses actually occur.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially in any given fiscal year as compared to a fund that did not engage in such hedging transactions.


Under certain Constructive Sale Transactions rules, a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund will generally be treated as making a constructive sale when it: (a) enters into a short sale on the same property, (b) enters into an offsetting notional principal contract, or (c) enters into a futures or forward contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

If a call option written by the Fund expires, the Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. If the Fund terminates its obligations under a call option it has written, or if the Fund writes a put option terminating its rights as the holder of a put option, the Fund will realize a short-term capital gain or loss, depending on whether the cost of the closing transaction is less than or exceeds the premium received when the option was written. If a call option written by the Fund is exercised, the Fund will be treated as having sold the underlying security and will realize a long-term or short-term capital gain and loss, depending on the holding period of the underlying security and on whether the sum of the option price received upon the exercise plus the premium received when the option was written exceeds or is less than the basis of the optioned security.

If an option purchased by a Fund expires, the Fund generally will realize a capital loss equal to the cost of the option, long-term if the option was held for more than one year. If the Fund sells the option, it generally will realize a capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option plus the transaction costs. If the Fund exercises a call option, the cost of the option will be added to the basis of the security purchased. If the Fund exercises a put option, it will realize a capital gain or loss (depending on the Fund's basis for the underlying security), which will be long-term or short-term depending on the holding period of the underlying security. Any such capital gain will be decreased (or loss increased) by the premium paid for the option.

FOREIGN INCOME TAXES. Foreign governments may impose taxes on the income and gains from a Fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the Fund's distributions to you, but, depending on the amount of the Fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return.

If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. Under the Internal Revenue Code, the Non-U.S. Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

STATE AND LOCAL TAXES. Depending upon the extent of a Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.


                        MONEY MANAGER INFORMATION

Multi-Style Equity Fund

  Alliance Capital Management L.P., a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. Axa, a French insurance company holds 60.5% of The Equitable.

  Equinox Capital Management Inc., Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  Westpeak Investment Advisors, LP, is indirectly controlled by Metropolitan Life Insurance Company.

Aggressive Equity Fund

  Rothschild Asset Management, Inc., is a wholly owned subsidiary of Rothschild North America, Inc., whose indirect parent is Rothschild Concordia A.G., a Swiss-based holding company for the Rothschild Group.

  Westpeak Investment Advisors, LP, see Multi-Style Equity Fund.

Non-U.S. Fund

  J.P. Morgan Investment Management, Inc., is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

  Oechsle International Advisors, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew
S. Parlin.

  The Boston Company Asset Management, Inc., is 100% owned by Mellon Bank Corporation, a publicly held corporation.

Real Estate Securities Fund

  Cohen & Steers Capital Management, is a corporation whose two principals, Rober H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

  AEW Capital Management, L.P., is a wholly-owned affiliate of New England Investment Companies, L.P. (NEIC). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a Wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

Core Bond Fund

  Pacific Investment Management Company, is a subsidiary partnership of PIMCO Advisers L.P. ("Partnership"). PIMCO Parnters, C.B. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, C.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

  Standish, Ayer & Wood, Inc., is a company whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.



                          RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     MOODY'S INVESTORS SERVICE, INC. (MOODY'S):
     ------------------------------------------

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S RATINGS GROUP ("S&P"):
     ----------------------------------------

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

     BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

     B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual implied BB or BB- rating.

     CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     MOODY'S:
     -------

     Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

     MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

     MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:
     ---

     A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     -- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.

     S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

     MOODY'S:
     -------

     Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (1) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-1, Prime-2, or Prime-3.

     Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed;
     (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

     Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     S&P:
     ---

     Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2, or A-3.

     A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     DUFF & PHELPS, INC.:
     ------------------

     Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- --High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Good Grade

     Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Satisfactory Grade

     Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     Non-Investment Grade

     Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     Default

     Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

     IBCA, INC.:
     ----------

     In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

     IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

     Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

     IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+--Obligations supported by the highest capacity for timely repayment.

     A1--Obligations supported by a very strong capacity for timely repayment.

     A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

     B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1--Obligations which have a high risk of default or which are currently in default.

     FITCH INVESTORS SERVICE, INC.:
     -----------------------------

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

     F-1+--Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2--Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

     F-3--Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-5--Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D--Default. Issues assigned this rating are in actual or imminent payment default.

     THOMSON BANKWATCH (TBW) SHORT-TERM RATINGS:
     ------------------------------------------

     The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

     The TBW Short-Term Rating applies only to unsecured instruments that have a maturity of one year or less, and reflect the likelihood of an untimely payment of principal or interest.

     TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


                             FINANCIAL STATEMENTS

The 1998 annual financial statements of the Funds, including notes to financial statements, financial highlights, and the Report of Independent Accountants, are included in RIF's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement of Additional Information and are incorporated herein by reference.

                                   GLOSSARY


  Board -- The Board of Trustees of RIF.

  Cash reserves -- Each Fund is authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments.

  Code -- Internal Revenue Code of 1986, as amended.

  Convertible security -- This is a fixed income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

  Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

  Covered put option -- A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

  Custodian -- State Street Bank and Trust Company, RIF's custodian and portfolio accountant.

  Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

  Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

  Distributor -- Russell Fund Distributors, Inc., the organization that sells the shares of the Funds under a contract with RIF.

  Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

  Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

  Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

  RIF -- Russell Insurance Funds, an open-end management investment company which is registered with the SEC

  FRIMCo -- Frank Russell Investment Management Company, RIF's administrator, manager and transfer and dividend paying agent.

  Funds -- The 5 investment series of RIF. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

  Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

  Illiquid securities -- The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the 1933 Act. These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

  Insurance Company -- An insurance company that has a relationship with RIF pursuant to which RIF Funds are the investment base for one or more variable insurance products offered by such insurance company.

  Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

  IRS -- Internal Revenue Service

  Lending portfolio securities -- Each Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

  Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of each of the Multi-Style, Aggressive Equity, Non-U.S. and Real Estate Securities Funds' assets assigned to a liquidity portfolio. The liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

  Moody's -- Moody's Investors Service, Inc., an NRSRO

  Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

  Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its shares that are outstanding.

  NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

  NYSE -- New York Stock Exchange

  Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

  Policies -- one or more variable insurance products to be issued by one or more Insurance Companies.

  Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

  REITs -- Real estate investment trusts

  Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

  Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

  Russell -- Frank Russell Company, consultant to RIF and to the Funds

  S&P -- Standard & Poor's Ratings Group, an NRSRO

  S&P 500 -- Standard & Poor's 500 Composite Price Index

  SAI -- RIF's Statement of Additional Information, dated as noted on the first page of this Prospectus.

  SEC -- US Securities and Exchange Commission

  Separate Account -- account of a policyholder of the Insurance Companies.

  Shares -- The shares in the Funds described in this prospectus. Each share of a Fund represents a share of beneficial interest in the Fund.

  Transfer Agent -- FRIMCo, in its capacity as RIF's transfer and dividend paying agent

  US -- United States

  US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

  Variable amount demands master notes -- These notes represent borrowing arrangements between commercial paper issuers and institutional lenders, such as the Funds.

  Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

  Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

  1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of RIF and the Funds.

  1933 Act -- The Securities Act of 1933, as amended.

                                                   Russell Insurance Funds
                                                         File No. 33-18030
                                      1933 Act Post-Effective Amend. No. 6
                                                 1940 Act Amendment No. 10


                                    PART C
                                    ------

                               OTHER INFORMATION


Item 23      Exhibits

     1 Master Trust Agreement (incorporated by reference to Pre-effective Amendment No. 4 filed September 20, 1996)

     1(a)    Amendment No. 1 to the Master Trust Agreement adopted October 5,
             1998

     2 Bylaws (incorporated by reference to Pre-effective Amendment No. 4 filed September 20, 1996)

     3       Specimen Certificate of Shares of the Registrant (none)

     4(a) Management Agreement between Russell Insurance Funds ("RIF") and Frank Russell Investment Management Company ("FRIMCo") dated August 5, 1996 (incorporated by reference to Item 24(b)(5)(a) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     4(a)(1) Management Agreement between RIF and FRIMCo dated January 1, 1999

     4(b) Form of Portfolio Management Agreement among RIF, FRIMCo and Money Managers (incorporated by reference to Item 24(b)(5)(b) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     4(c) Form of Portfolio Management Agreement between RIF and FRIMCo with non-compete clause (incorporated by reference to Item 24(b)(5)(c) filed under Post-Effective Amendment No.4 filed on February 24,
             1998)

     5 Distribution Agreement between RIF and Russell Fund Distributors, Inc. dated August 5, 1996 (incorporated by reference to Item 24(b)(6) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     5(a) Distribution Agreement between RIF and Russell Fund Distributors, Inc. dated January 1, 1999

     6       Bonus or Profit Sharing Contracts (none)

     7(a) Custody Agreement between RIF and State Street Bank and Trust Company ("State Street") dated August 5, 1996 (incorporated by reference to Item 24(b)(8)(a) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     8(a) Form of Participation Agreement between RIF and General American Life Insurance Company ("General American") (incorporated by reference to Item 24(b)(9)(a) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     8(a)(1) Form of Participation Agreement between RIF, Russell Fund
             Distributors, Inc and various insurance companies. (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No.4 filed on February 24, 1998)

     8(b) Transfer and Dividend Disbursing Agency Agreement between RIF and FRIMCo dated August 5, 1996 (incorporated by reference to Item 24(b)(9)(b) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     8(b)(1) Letter Agreement amending Schedule A to the Transfer and Dividend
             Agency Agreement with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(b)(1) filed under Post-Effective Amendment No. 5 filed May 1, 1998)

     8(c) Form of Tax Accounting Services Agreement between RIF and State Street (incorporated by reference to Item 24(b)(9)(c) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     8(d) Form of Yield Calculation Services Agreement between RIF and State Street (incorporated by reference to Item 24(b)(9)(d) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     8(e) Joint Insurance Agreement between RIF and Frank Russell Investment Company dated August 5, 1996 (incorporated by reference to Item 24(b)(9)(e) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     9       Opinion and Consent of Counsel (To be filed by Amendment)

     10(a)   Consent of Independent Auditors (To be filed by Amendment)

     10(b) Limited Powers of Attorney of RIF Trustees with respect to Amendments to the SEC Registration Statement of RIF (incorporated by reference to Item 24(b)(11)(b) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     10(c) Limited Power of Attorney, of RIF Trustee with respect to Amendment to the SEC Registration of RIF (incorporated by reference to Item 24(b)(11)(c) filed under Post-effective Amendment No. 1 filed February 27, 1997)

     11      Financial Statement Omitted from Item 22 (none)

     12 Form of Seed Money Subscription Agreement between RIF and General American (incorporated by reference to Item 24(b)(13) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

     13   Rule 12b-1 Plan (none)

     14 Financial Data Schedules for Russell Insurance Funds (To be filed by Amendment)

     15   Rule 18f-3 Plan (none)

Item 24   Persons Controlled By or Under Common Control with Registrant

Registrant is controlled by its Board of Trustees

Item 25   Indemnification

(Incorporated by reference to Item 27 filed under Pre-effective Amendment No. 4 filed September 20, 1996)

Item 26   Business and Other Connections of Investment Adviser

See, Registrant's prospectus sections "Frank Russell Company -- Consultant to RIF," "The Money Managers," "Money Manager Profiles," and "Management of the Funds," the Statement of Additional Information sections "Structure and Governance -- Trustees and Officers," and "Operation of Investment Company -- Consultant."

Item 27   Principal Underwriter

(a)  SSgA Funds
     Frank Russell Investment Company

(b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant with respect to sales of Registrant's shares to Insurance Companies. The directors and officers of Russell Fund Distributors, Inc., their principal business address in each case is 909 A Street, Tacoma, Washington 98402, and their respective positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

                          Positions and Offices with    Positions and Offices with
Name                             Registrant                    Underwriter
----                             ----------                    -----------
George F. Russell, Jr.    Chairman of the Board,        None
                          Trustee Emeritus

Lynn L. Anderson          Trustee, President, Chief     Director, Chairman of the
                          Executive Officer             Board and Chief Executive
                                                        Officer

Mark E. Swanson                 Treasurer and Chief Accounting   None
                                Officer

Karl J. Ege                     Secretary and General Counsel    Secretary and General Counsel

Randall P. Lert                 Director of Investments          Director

Gregory J. Lyons                Assistant Secretary and          Assistant Secretary
                                Associate General Counsel

Deedra S. Walkey                Assistant Secretary              None

Amy L. Osler                    Assistant Secretary              None

Rick J. Chase                   Assistant Treasurer              None

Kellie C. Lamb                  Assistant Treasurer              None

Eric A. Russell                 None                             Director, President

Linda L. Gutmann                None                             Treasurer and Controller

B. James Rohrbacher             None                             Director of Compliance and
                                                                 Internal Audit, Chief
                                                                 Compliance Officer

John James                      None                             Assistant Secretary

J. David Griswold               None                             Assistant Secretary and
                                                                 Associate General Counsel

Mary E. Hughs                   None                             Assistant Secretary

Carla L. Anderson               None                             Assistant Secretary


(c)                  Inapplicable

Item 28    Location of Accounts and Records

RIF                                     FRIMCo
---                                     ------
Russell Insurance Funds                 Frank Russell Investment
909 A Street                               Management Company
Tacoma, Washington 98402                909 A Street
                                        Tacoma, Washington 98402

SS                                      MM
--                                      --
State Street Bank & Trust Company       Money Managers
1776 Heritage Drive JA4N                   See, Prospectus Section
                                           ---
North Quincy, Massachusetts 02171          "Money Manager Profiles"
                                           for Names and Addresses

     Item 31a-1

     (a) Records forming basis for financial statements - at principal offices of SS, RIF FRIMCo and MM for each entity
     (b)  RIF Records:
          (1)  SS - Journals, etc.
          (2)  SS - Ledgers, etc.
          (3)  Inapplicable
          (4)  RIF - Corporate charter, etc.
          (5)  MM - Brokerage orders
          (6)  MM - Other portfolio purchase orders

          (7)  SS - Contractual commitments
          (8)  SS and RIF - Trial balances
          (9)  MM - Reasons for brokerage allocations
          (10) MM - Persons authorizing purchases and sales
          (11) FRIC and MM - Files of advisory material
          (12) ---
     (c)  Inapplicable
     (d)  FRIMCo - Broker-dealer records, to the extent applicable
     (e)  Inapplicable
     (f)  FRIMCo and MM - Investment adviser records

Item 29   Management Services

None except as described in Parts A and B

Item 30   Undertakings

The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Insurance Funds, has duly caused this Post Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on the 1st day of February 1999.

                         Russell Insurance Funds
                         -----------------------
                              Registrant

                    By:  /s/ Lynn Anderson
                       ---------------------------------------
                       Lynn L. Anderson, Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 1, 1999.

Signatures                         Title
----------                         -----

/s/ Lynn L. Anderson               Trustee and President,
--------------------------
Lynn L. Anderson*                  in his capacity as
                                   Chief Executive Officer

/s/ Mark E. Swanson                Treasurer, in his capacity
-----------------------------
Mark E. Swanson*                   as Chief Accounting Officer

                                   Trustee
_____________________________
Paul E. Anderson*

                                   Trustee
_____________________________
Paul Anton, PhD*

                                   Trustee
_____________________________
William E. Baxter*

                                   Trustee
_____________________________
Lee C. Gingrich*

                                   Trustee
_____________________________
Eleanor W. Palmer*

By:  /s/ Gregory J. Lyons          Assistant Secretary
   --------------------------
     Gregory J. Lyons

* Original Powers of Attorney authorizing the President, the Treasurer, any Assistant Treasurer, the Secretary or any Assistant Secretary, and each of them singly to sign this Amendment thereto on behalf of the Board of Trustees of Russell Insurance Funds are on file with the Securities and Exchange Commission.

                            Russell Insurance Funds

                               FILE NO. 33-18030
                               FILE NO. 811-5371
                               -----------------


                                   EXHIBITS
                                   --------

                          Listed in Part C, Item 23
                      To Post-Effective Amendment No. 6
                             and Amendment No. 10
                                      to
                     Registration Statement on Form N-1A
                                    Under
                            Securities Act of 1933
                                     and
                        Investment Company Act of 1940

                                 EXHIBIT INDEX
                                 -------------

Exhibit    Description
  No.      of Exhibit
-------    -----------

1(a)       Amendment No. 1 to the Master Trust Agreement adopted October 5, 1998

4(a)(1)    Management Agreement between RIF and FRIMCo dated January 1, 1999

5(a) Distribution Agreement between RIF and Russell Fund Distributors, Inc. dated January 1, 1999